Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaboration and licensing agreements
Accounts due from related parties	$ 435		$ 435		$ 2,765	$ 3,260
Revenue from contract with customer	2,556	$ 4,866	5,682	$ 17,964	20,968	41,867	$ 23,028
Accrued professional fees and other	1,418		1,418		3,147	1,517
Commercial supply revenue
Collaboration and licensing agreements
Revenue from contract with customer		1,252	640	5,843	5,843	10,223	701
Collaborative revenue
Collaboration and licensing agreements
Revenue from contract with customer	$ 1,298	2,471	2,086	10,631	12,936	16,572	706
Royalty revenue
Collaboration and licensing agreements
Revenue from contract with customer		167		415	415	72
License and milestone fees
Collaboration and licensing agreements
Revenue from contract with customer		910		910	910	15,000	21,223
Clinical compound revenue
Collaboration and licensing agreements
Revenue from contract with customer		66	$ 84	165	165		398
CSL Vifor Profit Sharing [Member] | Collaborative revenue
Collaboration and licensing agreements
Revenue from contract with customer					12,397	16,572
CSL Vifor Kapruvia [Member] | Royalty revenue
Collaboration and licensing agreements
Revenue from contract with customer					415	72
Affiliated Entity [Member] | CSL Vifor Profit Sharing [Member] | Collaborative revenue
Collaboration and licensing agreements
Revenue from contract with customer					$ 12,397	16,572
Affiliated Entity [Member] | Vifor International Ltd. [Member]
Collaboration and licensing agreements
Shares owned as a result of upfront and milestone payments	616,397		616,397		616,397
Related party ownership percentage	13.50%		13.50%		13.60%
Affiliated Entity [Member] | Vifor International Ltd. [Member] | License and milestone fees
Collaboration and licensing agreements
Stock Sale Premium							5,031
Affiliated Entity [Member] | CSL Vifor [Member]
Collaboration and licensing agreements
Accounts due from related parties	$ 435		$ 435		$ 2,765	3,260
Affiliated Entity [Member] | CSL Vifor [Member] | Commercial supply revenue
Collaboration and licensing agreements
Revenue from contract with customer					5,843	10,223	701
Revenue from related parties		1,252	640	5,843	5,843	10,223	701
Related party cost of goods sold					6,174	7,266	0
Affiliated Entity [Member] | CSL Vifor [Member] | Royalty revenue
Collaboration and licensing agreements
Revenue from related parties					284
Affiliated Entity [Member] | CSL Vifor [Member] | License and milestone fees
Collaboration and licensing agreements
Revenue from related parties						15,000
Affiliated Entity [Member] | CSL Vifor [Member] | Clinical compound revenue
Collaboration and licensing agreements
Revenue from related parties							361
Affiliated Entity [Member] | CSL Vifor [Member] | Other Non-Cash Revenue [Member]
Collaboration and licensing agreements
Revenue from related parties	435	0	1,084	0
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Profit Sharing [Member] | Collaborative revenue
Collaboration and licensing agreements
Revenue from contract with customer	1,298	1,932	2,086	10,092	12,397	16,572	0
Q2 negative profit share for the Company			1,447
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Kapruvia [Member] | Royalty revenue
Collaboration and licensing agreements
Revenue from contract with customer	$ 0	$ 167	$ 0	$ 415
Revenue from related parties					$ 415	$ 72
Affiliated Entity [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd. [Member] | License and milestone fees
Collaboration and licensing agreements
Revenue from related parties							$ 15,000